Provisions for legal proceedings - Summary of Reconciliation of Provisions for Legal Proceedings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Legal proceedings provision [abstract]
Opening Balance	$ 7,405	$ 7,026
Additions, net of reversals	1,290	1,325
Use of provision	(5,332)	(650)
Accruals and charges	233	736
Transfer to assets held for sale	313
Others	22	95
Cumulative translation adjustment	(216)	(1,127)
Closing Balance	$ 3,113	$ 7,405